Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Medical Technology and Devices Portfolio
May 31, 2023
MES-NPRT1-0723
1.802181.119
Common Stocks - 96.5%
	Shares	Value ($)
Biotechnology - 3.1%
Biotechnology - 3.1%
Abcam PLC ADR (a)	3,400,000	54,910,000
Natera, Inc. (a)(b)	750,000	35,332,500
Oxford BioMedica PLC (a)	276,219	1,541,058
Repligen Corp. (a)(b)	700,000	117,544,000
		209,327,558
Financial Services - 0.0%
Specialized Finance - 0.0%
Saluda Medical, Inc. warrants 1/20/27 (a)(c)(d)	235,185	606,777
Health Care Equipment & Supplies - 46.7%
Health Care Equipment - 45.9%
Abbott Laboratories	1,950,000	198,900,000
Angelalign Technology, Inc. (e)	638,400	5,918,924
Boston Scientific Corp. (a)	15,500,000	797,940,000
DexCom, Inc. (a)	750,000	87,945,000
Inspire Medical Systems, Inc. (a)	145,000	42,411,050
Insulet Corp. (a)	760,000	208,430,000
Intuitive Surgical, Inc. (a)	965,000	297,065,600
iRhythm Technologies, Inc. (a)(b)	600,000	68,562,000
Masimo Corp. (a)(b)	1,740,000	281,601,600
Nevro Corp. (a)	1,600,000	44,096,000
Novocure Ltd. (a)(b)	803,800	57,720,878
Outset Medical, Inc. (a)(b)	1,000,000	20,830,000
Penumbra, Inc. (a)(b)	1,070,000	328,853,800
PROCEPT BioRobotics Corp. (a)(b)	1,280,000	42,816,000
ResMed, Inc.	1,080,000	227,653,200
Stryker Corp.	1,400,000	385,812,000
Tandem Diabetes Care, Inc. (a)	1,600,000	41,584,000
		3,138,140,052
Health Care Supplies - 0.8%
ICU Medical, Inc. (a)(b)	303,684	53,111,295
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,191,251,347
Health Care Providers & Services - 2.6%
Health Care Services - 2.6%
agilon health, Inc. (a)	3,110,577	61,838,271
Guardant Health, Inc. (a)	800,000	23,456,000
LifeStance Health Group, Inc. (a)	5,367,866	43,962,823
Privia Health Group, Inc. (a)	2,000,000	49,900,000
		179,157,094
Health Care Technology - 3.5%
Health Care Technology - 3.5%
DNA Script (a)(c)(d)	1,220	859,531
DNA Script (a)(c)(d)	4,668	3,288,762
Doximity, Inc. (a)(b)	900,000	27,603,000
Evolent Health, Inc. (a)	1,241,400	36,174,396
Evolent Health, Inc. (c)	1,003,500	27,779,891
Medlive Technology Co. Ltd. (e)	5,000,000	4,399,492
Phreesia, Inc. (a)	1,690,000	50,733,800
Veeva Systems, Inc. Class A (a)	540,000	89,478,000
		240,316,872
Life Sciences Tools & Services - 40.2%
Life Sciences Tools & Services - 40.2%
10X Genomics, Inc. (a)	1,050,000	55,083,000
10X Genomics, Inc. Class B (a)(e)	392,772	20,604,819
Agilent Technologies, Inc.	180,000	20,820,600
Bio-Techne Corp.	840,000	68,703,600
Bruker Corp.	1,650,000	114,015,000
Danaher Corp.	3,875,000	889,777,500
Eurofins Scientific SA	500,000	32,943,498
IQVIA Holdings, Inc. (a)	1,228,000	241,805,480
Lonza Group AG	90,000	56,267,911
Olink Holding AB ADR (a)(b)	1,230,500	23,970,140
Pacific Biosciences of California, Inc. (a)(b)	2,080,000	25,750,400
Sartorius Stedim Biotech	295,000	77,443,943
Seer, Inc. (a)(b)	2,800,000	10,304,000
Thermo Fisher Scientific, Inc.	1,930,000	981,327,800
West Pharmaceutical Services, Inc.	380,000	127,159,400
		2,745,977,091
Personal Care Products - 0.4%
Personal Care Products - 0.4%
The Beauty Health Co. (a)(b)	158,239	1,272,242
The Beauty Health Co. (a)(c)	3,000,000	24,120,000
		25,392,242
TOTAL COMMON STOCKS (Cost $4,087,789,393)		6,592,028,981

Convertible Preferred Stocks - 3.1%
	Shares	Value ($)
Biotechnology - 1.1%
Biotechnology - 1.1%
Asimov, Inc. Series B (a)(c)(d)	97,985	4,741,494
Caris Life Sciences, Inc. Series D (a)(c)(d)	2,803,935	15,702,036
Element Biosciences, Inc. Series B (a)(c)(d)	2,385,223	39,236,918
ElevateBio LLC Series C (a)(c)(d)	214,700	901,740
Inscripta, Inc. Series D (a)(c)(d)	3,938,731	16,660,832
		77,243,020
Financial Services - 0.3%
Specialized Finance - 0.3%
Saluda Medical, Inc. Series D (c)(d)	1,567,904	18,203,365
Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Kardium, Inc. Series D6 (a)(c)(d)	13,783,189	13,645,357
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
Conformal Medical, Inc.:
Series C (a)(c)(d)	2,605,625	11,412,638
Series D (c)(d)	525,299	2,668,519
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	309,255	2,743,092
		16,824,249
Health Care Technology - 0.7%
Health Care Technology - 0.7%
Aledade, Inc.:
Series B1 (a)(c)(d)	175,232	8,782,628
Series E1 (c)(d)	58,567	2,935,378
DNA Script:
Series B (a)(c)(d)	59	41,567
Series C (a)(c)(d)	28,249	19,902,363
Omada Health, Inc. Series E (a)(c)(d)	2,182,939	7,072,722
PrognomIQ, Inc.:
Series A5 (a)(c)(d)	833,333	1,458,333
Series B (a)(c)(d)	2,735,093	6,700,978
Series C (a)(c)(d)	752,098	2,090,832
		48,984,801
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (a)(c)(d)	3,641,139	6,153,525
Textiles, Apparel & Luxury Goods - 0.4%
Textiles - 0.4%
Freenome, Inc.:
Series C (a)(c)(d)	2,268,156	17,668,935
Series D (a)(c)(d)	1,325,855	10,845,494
		28,514,429
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $201,503,739)		209,568,746

Preferred Securities - 0.3%
	Principal Amount (f)	Value ($)
Health Care Equipment & Supplies - 0.3%
Health Care Supplies - 0.3%
Kardium, Inc. 0% (c)(d)(g) (Cost $19,551,861)	19,551,861	19,063,064

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	6,906,073	6,907,454
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	158,144,692	158,160,506
TOTAL MONEY MARKET FUNDS (Cost $165,067,960)		165,067,960

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $4,473,912,953)	6,985,728,751
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(155,003,599)
NET ASSETS - 100.0%	6,830,725,152

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $285,286,771 or 4.2% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,923,235 or 0.5% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	6,709,756

Aledade, Inc. Series E1	5/20/22	2,917,480

Asimov, Inc. Series B	10/29/21	9,081,318

Caris Life Sciences, Inc. Series D	5/11/21	22,711,874

Conformal Medical, Inc. Series C	7/24/20	9,554,996

Conformal Medical, Inc. Series D	5/26/23	2,668,340

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	4,392,395

DNA Script	12/17/21	4,714,776

DNA Script Series B	12/17/21	47,244

DNA Script Series C	10/01/21	24,572,393

Element Biosciences, Inc. Series B	12/13/19	12,500,000

ElevateBio LLC Series C	3/09/21	900,667

Evolent Health, Inc.	3/28/23	29,101,500

Freenome, Inc. Series C	8/14/20	14,999,996

Freenome, Inc. Series D	11/22/21	9,999,996

Galvanize Therapeutics Series B	3/29/22	6,303,849

Inscripta, Inc. Series D	11/13/20	18,000,001

Kardium, Inc. Series D6	12/30/20	14,001,515

Kardium, Inc. 0%	12/30/20	19,551,861

Omada Health, Inc. Series E	12/22/21	13,087,156

PrognomIQ, Inc. Series A5	8/20/20	503,333

PrognomIQ, Inc. Series B	9/11/20	6,249,999

PrognomIQ, Inc. Series C	2/16/22	2,301,420

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	20,000,011

The Beauty Health Co.	12/08/20	30,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	12,569,252	378,639,232	384,301,030	371,219	-	-	6,907,454	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	104,979,490	577,701,913	524,520,897	151,947	-	-	158,160,506	0.5%
Total	117,548,742	956,341,145	908,821,927	523,166	-	-	165,067,960

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nevro Corp.	62,880,000	-	14,170,327	-	(22,271,087)	17,657,414	-
Total	62,880,000	-	14,170,327	-	(22,271,087)	17,657,414	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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